Revenue From Contracts With Customers (Details) - Schedule of disaggregates revenue by significant product type - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue From Contracts With Customers (Details) - Schedule of disaggregates revenue by significant product type [Line Items]
Total	$ 6,781,469	$ 2,592,761
REG and RECs [Member]
Revenue From Contracts With Customers (Details) - Schedule of disaggregates revenue by significant product type [Line Items]
Total	2,237,480
RNG and RINs [Member]
Revenue From Contracts With Customers (Details) - Schedule of disaggregates revenue by significant product type [Line Items]
Total	821,224
Services [Member]
Revenue From Contracts With Customers (Details) - Schedule of disaggregates revenue by significant product type [Line Items]
Total	90,739	82,962
Equipment [Member]
Revenue From Contracts With Customers (Details) - Schedule of disaggregates revenue by significant product type [Line Items]
Total	$ 3,632,026	$ 2,509,799